Share Capital	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Share Capital	SHARE CAPITAL

	Ordinary shares of US$0.01 each	US$ in millions
Authorized
At January 1, 2020, December 31, 2020, 2021 and 2022	16,000,000,000	$160
Issued and fully paid:
At January 1, 2020	8,088,352,216	$81
Shares issued upon exercise of share options	1,766,550	—
At December 31, 2020	8,090,118,766	81
Shares issued upon exercise of share options	3,070,100	—
At December 31, 2021	8,093,188,866	81
Shares issued upon exercise of share options	—	—
At December 31, 2022	8,093,188,866	$81